INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal state and local					$ 0	$ 0
Total current					0	0
Deferred:
Federal State and local benefit					(1,705,046)	(2,945,915)
Net operating loss, net of state tax effect					(60,546)	(107,011)
Meals and entertainment					4,459	4,506
Stock based expenses					87,706	124,124
Impairment					567,629	199,473
Amortization					153,497	182,411
Derivative expense					239,468	0
Other					0	61,472
Change in allowance					712,833	2,480,939
Total benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0